Matthews Emerging Markets Equity Fund	September 30, 2023

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 92.5%

	Shares	Value

INDIA: 16.5%
HDFC Bank, Ltd. ADR	12,241	$722,341
ICICI Bank, Ltd. ADR	24,738	571,943
Infosys, Ltd. ADR	31,036	531,026
Restaurant Brands Asia, Ltd.[b]	234,016	350,878
Dabur India, Ltd.	52,917	350,628
UltraTech Cement, Ltd.	3,370	334,192
PI Industries, Ltd.	7,141	296,602
Indian Hotels Co., Ltd.	55,631	274,657
Kotak Mahindra Bank, Ltd.	10,942	228,031

Total India		3,660,298

CHINA/HONG KONG: 15.5%
Tencent Holdings, Ltd.	23,600	914,829
H World Group, Ltd. ADR[b]	11,131	438,895
AIA Group, Ltd.	52,400	423,767
Yum China Holdings, Inc.	6,972	388,480
JD.com, Inc. Class A	25,802	375,389
Midea Group Co., Ltd. A Shares	48,300	368,454
BYD Co., Ltd. A Shares	10,900	356,790
Innovent Biologics, Inc.[b,c,d]	36,000	174,862

Total China/Hong Kong		3,441,466

MEXICO: 9.5%
Prologis Property Mexico SA de CV REIT	221,898	763,321
GCC SAB de CV	40,600	381,900
Becle SAB de CV	140,100	333,619
Grupo Financiero Banorte SAB de CV Class O	39,400	330,325
Grupo Aeroportuario del Sureste SAB de CV ADR	1,214	298,292

Total Mexico		2,107,457

BRAZIL: 9.1%
Banco BTG Pactual SA	82,800	511,801
Vinci Partners Investments, Ltd. Class A	34,504	351,941
Hapvida Participacoes e Investimentos SAb,c,d	349,700	326,982
Vale SA ADR	22,702	304,207
Armac Locacao Logistica E Servicos SA	106,300	271,536
WEG SA	33,900	244,612

Total Brazil		2,011,079

VIETNAM: 6.5%
FPT Corp.	239,154	911,697
Military Commercial Joint Stock Bank	448,357	340,318
HDBank	254,006	180,728

Total Vietnam		1,432,743

TAIWAN: 6.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	84,000	1,369,725

Total Taiwan		1,369,725

UNITED STATES: 4.9%
Globant SAb	2,243	443,777
Applied Materials, Inc.	3,028	419,227
Freeport-McMoRan, Inc.	5,987	223,255

Total United States		1,086,259

FRANCE: 3.8%
TotalEnergies SE ADR	8,788	577,899

	Shares	Value
LVMH Moet Hennessy Louis Vuitton SE	359	$270,984

Total France		848,883

AUSTRALIA: 2.8%
Woodside Energy Group, Ltd.	26,836	623,966

Total Australia		623,966

PHILIPPINES: 2.7%
Ayala Corp.	28,770	316,661
Wilcon Depot, Inc.	738,500	287,171

Total Philippines		603,832

INDONESIA: 2.1%
PT Bank Rakyat Indonesia Persero Tbk	1,388,000	468,773

Total Indonesia		468,773

UNITED KINGDOM: 2.1%
Prudential PLC	43,074	463,017

Total United Kingdom		463,017

KAZAKHSTAN: 1.7%
Kaspi.KZ JSC GDR[d]	3,888	376,358

Total Kazakhstan		376,358

POLAND: 1.5%
Dino Polska SAb,c,d	4,088	331,306

Total Poland		331,306

SOUTH KOREA: 1.5%
LG Chem, Ltd.	873	319,637

Total South Korea		319,637

SWITZERLAND: 1.3%
Cie Financiere Richemont SA Class A	2,438	296,908

Total Switzerland		296,908

ZAMBIA: 1.3%
First Quantum Minerals, Ltd.	12,000	283,512

Total Zambia		283,512

SINGAPORE: 1.3%
CapitaLand Investment, Ltd.	120,700	272,728
CapitaLand Ascott Trust	7,080	4,963

Total Singapore		277,691

UNITED ARAB EMIRATES: 1.2%
Fertiglobe PLC	284,514	270,338

Total United Arab Emirates		270,338

THAILAND: 1.0%
Bangkok Dusit Medical Services Public Co., Ltd. F Shares	307,400	223,993

Total Thailand		223,993

RUSSIA: 0.0%
Sberbank of Russia PJSC[e]	128,308	1,315
LUKOIL PJSC ADR[b,e]	18,010	360

matthewsasia.com | 800.789.ASIA	1

Matthews Emerging Markets Equity Fund	September 30, 2023

Schedule of Investments[a] (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value

TCS Group Holding PLC GDR[b,d,e]	3,865	$78

Total Russia		1,753

TOTAL COMMON EQUITIES		20,498,994

(Cost $23,066,778)

PREFERRED EQUITIES: 5.3%

SOUTH KOREA: 5.3%
Samsung Electronics Co., Ltd., Pfd.	29,397	1,184,301

Total South Korea		1,184,301

TOTAL PREFERRED EQUITIES		1,184,301

(Cost $1,842,519)

TOTAL INVESTMENTS: 97.8%		21,683,295

(Cost $24,909,297)

CASH AND OTHER ASSETS, LESS LIABILITIES: 2.2%		479,247

NET ASSETS: 100.0%		$22,162,542

a     Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b     Non-income producing security.

c     Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2023, the aggregate value is $833,150, which is 3.76% of net assets.

d     The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

e     Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $1,753 and 0.01% of net assets.

ADR American Depositary Receipt

GDR Global Depositary Receipt

JSC Joint Stock Co.

Pfd. Preferred

PJSC Public Joint Stock Co.

REIT Real Estate Investment Trust

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

2	MATTHEWS ASIA FUNDS